Consolidated Statements of Partners' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2014		57.1	145.3	135.4
Partners' equity, beginning of period at Dec. 31, 2014	$ 1,131	$ 496	$ (38)	$ 648	$ 25
General partner units, Outstanding, beginning of period at Dec. 31, 2014					6.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(319)	(93)	0	(220)	$ (6)
Distributions	(99)	(97)	0	0	(2)
Amortization of beneficial conversion feature of Class B units	0	$ 0	$ 1	$ (1)	0
Units, Outstanding, end of period at Dec. 31, 2015		57.1	145.3	135.4
Partners' equity, end of period at Dec. 31, 2015	713	$ 306	$ (37)	$ 427	$ 17
General partner units, Outstanding, end of period at Dec. 31, 2015					6.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(171)	(50)	0	(117)	$ (4)
Distributions	(99)	(97)	0	0	(2)
Amortization of beneficial conversion feature of Class B units	0	$ (29)	$ 99	$ (70)	0
Units, Outstanding, end of period at Dec. 31, 2016		57.1	145.3	135.4
Partners' equity, end of period at Dec. 31, 2016	$ 443	$ 130	$ 62	$ 240	$ 11
General partner units, Outstanding, end of period at Dec. 31, 2016	6.9				6.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	$ 490	294	0	186	$ 10
Distributions	(294)	$ (226)	$ 0	$ (59)	$ (9)
Conversion of Class B units into common units, units		291.5	(145.3)	0.0	3.0
Conversion of Class B units into common units	0	$ 2,066	$ (2,066)	$ 0	$ 0
Amortization of beneficial conversion feature of Class B units	0	$ (594)	$ 2,004	$ (1,410)	0
Units, Outstanding, end of period at Dec. 31, 2017		348.6	0.0	135.4
Partners' equity, end of period at Dec. 31, 2017	$ 639	$ 1,670	$ 0	$ (1,043)	$ 12
General partner units, Outstanding, end of period at Dec. 31, 2017	9.9				9.9